UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(646) 568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

CG Core Total Return Fund
Schedule of Investments
July 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.2%
Capital Goods - 5.2%
Boeing Co.	300	$106,890
Caterpillar, Inc.	800	115,040
Cummins, Inc.	300	42,843
Lockheed Martin Corp.	400	130,440
		395,213
Commercial & Professional Services - 2.2%
Cintas Corp.	800	163,584

Consumer Durables & Apparel - 6.3%
D.R. Horton, Inc.	2,000	87,400
LVMH Moet Hennessy Louis Vuitton - ADR	2,300	160,333
Roku, Inc. (a)	1,500	68,130
Tapestry, Inc.	1,500	70,680
VF Corp.	1,000	92,070
		478,613
Consumer Services - 1.6%
Las Vegas Sands Corp.	1,700	122,230

Diversified Financials - 1.0%
Intercontinental Exchange, Inc.	1,000	73,910

Energy - 5.6%
Cheniere Energy, Inc. (a)	1,000	63,500
EOG Resources, Inc.	1,000	128,940
Marathon Petroleum Corp.	1,700	137,411
Pioneer Natural Resources Co.	500	94,635
		424,486
Health Care Equipment & Services - 5.4%
HealthEquity, Inc. (a)	1,500	113,250
IDEXX Laboratories, Inc. (a)	600	146,958
UnitedHealth Group, Inc.	600	151,932
		412,140
Materials - 2.8%
DowDuPont, Inc.	2,000	137,540
KMG Chemicals, Inc.	1,000	71,800
		209,340
Media - 0.9%
Sirius XM Holdings, Inc.	10,000	70,200

Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
Emergent BioSolutions, Inc. (a)	1,500	81,525
Gilead Sciences, Inc.	1,700	132,311
Jazz Pharmaceuticals PLC (a)	600	103,848
Ligand Pharmaceuticals, Inc. (a)	500	109,165
Regeneron Pharmaceuticals, Inc. (a)	300	110,403
Spring Bank Pharmaceuticals, Inc. (a)	5,000	64,150
Thermo Fisher Scientific, Inc.	600	140,718
Zoetis, Inc.	1,000	86,480
		828,600
Retailing - 4.9%
Amazon.com, Inc. (a)	130	231,067
Home Depot, Inc.	700	138,264
		369,331
Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices, Inc.	1,000	96,140
Lam Research Corp.	500	95,320
Micron Technology, Inc. (a)	4,500	237,555
NVIDIA Corp. (a)	600	146,916
NXP Semiconductors NV (a)	1,000	95,340
Silicon Motion Technology Corp. - ADR	2,500	133,425
		804,696
Software & Services - 16.5%
Accenture PLC - Class A	600	95,598
Adobe Systems, Inc. (a)	1,000	244,680
Alphabet, Inc. - Class A (a)	140	171,811
Facebook, Inc. - Class A (a)	700	120,806
Microsoft Corp.	1,500	159,120
MongoDB, Inc. (a)	1,000	54,110
New Relic, Inc. (a)	1,000	97,700
PayPal Holdings, Inc. (a)	2,000	164,280
Tencent Holdings Ltd. - ADR	3,000	137,100
		1,245,205
Technology Hardware & Equipment - 3.1%
Apple, Inc.	600	114,174
Palo Alto Networks, Inc. (a)	600	118,956
		233,130
Transportation - 5.1%
CSX Corp.	2,000	141,360
FedEx Corp.	500	122,935
J.B. Hunt Transport Services, Inc.	1,000	119,900
		384,195
TOTAL COMMON STOCKS (Cost $4,570,072)		$6,214,873

	Principal
FIXED INCOME - 8.7%	Amount
CORPORATE BONDS - 6.9%
Banks - 1.3%
Citigroup, Inc.
2.700%, 03/30/2021	$100,000	98,292

Capital Goods - 1.6%
Boeing Co.
2.125%, 03/01/2022	125,000	121,216

Insurance - 1.4%
MetLife, Inc.
5.250%, 12/29/2049	100,000	102,100

Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Amgen, Inc.
2.200%, 05/22/2019	100,000	99,682
Celgene Corp.
3.250%, 02/20/2023	100,000	97,936
		197,618
TOTAL CORPORATE BONDS (Cost $522,495)		$519,226

	Shares
PREFERRED STOCKS - 1.8%
Banks - 1.0%
HSBC Holdings PLC, Series A, 6.200%	2,000	52,280
JPMorgan Chase & Co., Series T, 6.700%	800	21,056
		73,336
Insurance - 0.8%
Aegon NV, 6.375%	2,500	64,900
TOTAL PREFERRED STOCKS (Cost $134,153)		$138,236

TOTAL FIXED INCOME (Cost $656,648)		$657,462

INVESTMENT COMPANIES - 2.7%
Eaton Vance Floating Rate Income Trust	7,000	101,850
Virtus Seix Floating Rate High Income Fund, Class I	11,521	100,230
TOTAL INVESTMENT COMPANIES (Cost $204,162)		$202,080

SHORT-TERM INVESTMENT - 5.4%
Fidelity Institutional Government Portfolio, Class I, 1.800% (b)
TOTAL SHORT-TERM INVESTMENT (Cost $405,836)	405,836	$405,836

Total Investments (Cost $5,836,718) - 99.0%		$7,480,251
Other Assets & Liabilities, Net - 1.0%		78,487
TOTAL NET ASSETS - 100.0%		$7,558,738

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of July 31, 2018.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Value

Common Stocks	$6,214,873	$-	$-	$6,214,873
Preferred Stocks	138,236	-	-	138,236
Corporate Bonds	-	519,226	-	519,226
Investment Companies	202,080	-	-	202,080
Short Term Investment	405,836	-	-	405,836
Total Investments	$6,961,025	$519,226	$-	$7,480,251

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                           Robert P. Morse, President & Chief Executive Officer

Date  September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                             Robert P. Morse, President & Chief Executive Officer

Date  September 26, 2018

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date  September 26, 2018

* Print the name and title of each signing officer under his or her signature.